Schedule of Cash Taxes Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income taxes, net of amounts refunded	$ 4,093	$ 422	$ 351
Employment taxes	1,290	1,282	1,308
Property and other taxes	1,797	2,082	1,727
Total	$ 7,180	$ 3,786	$ 3,386